Investments - Schedule of Fixed Income Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, One year or less	$ 2,416	$ 1,827
Amortized Cost, More than one to five years	19,759	12,737
Amortized Cost, More than five to ten years	11,780	3,987
Amortized Cost, More than ten years	11,297	8,242
Total	45,252	26,793	$ 20,332
Estimated Fair Value, One year or less	2,415	1,828
Estimated Fair Value, More than one to five years	19,757	12,678
Estimated Fair Value, More than five to ten years	11,804	3,918
Estimated Fair Value, More than ten years	11,231	8,135
Total	$ 45,207	$ 26,559	$ 20,238